EXHIBIT 99.1

SCF Equipment Leasing 2019-2 LLC
SCF Equipment Leasing Canada 2019-2 Limited Partnership
Equipment Contract Backed Notes, Series 2019‑2
Contract Agreed-Upon Procedures

Report To:
Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-2 LLC
Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing Canada 2019-2 Limited Partnership

14 October 2019

Report of Independent Accountants on Applying Agreed-Upon Procedures

Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-2 LLC
5601 Granite Parkway, Suite 1350
Plano, Texas 75024

Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing Canada 2019-2 Limited Partnership
2200 HSBC Building
885 West Georgia Street
Vancouver, BC V6C 3E8

Re:        SCF Equipment Leasing 2019-2 LLC
              SCF Equipment Leasing Canada 2019-2 Limited Partnership
Equipment Contract Backed Notes, Series 2019‑2 (the “Notes”)
Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Stonebriar Commercial Finance LLC (the “Servicer” or “U.S. Originator”), SCF Equipment Leasing 2019-2 LLC (the “U.S. Issuer”), Stonebriar Commercial Finance Canada Inc. (the “Canadian Originator,” together with the U.S. Originator, the “Originators”), SCF Equipment Leasing Canada 2019-2 Limited Partnership (the “Canadian Issuer,” together with the U.S. Issuer, the “Issuers”), Credit Suisse Securities (USA) LLC (“Credit Suisse”), BofA Securities, Inc. (“BofA Securities”), Citizens Capital Markets, Inc. (“Citizens Capital Markets”) and Fifth Third Securities, Inc. (“Fifth Third Securities,” together with the Originators, Issuers, Credit Suisse, BofA Securities and Citizens Capital Markets, the “Specified Parties”), solely to assist the Issuers with respect to certain information relating to a pool of equipment lease contracts and equipment loan contracts (collectively, the “Contracts”) relating to the Issuers’ securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuers, provided us with:
a.	Electronic data files:
i.
Labeled “ABS 2019-2 Datatape (9-8-19) Final.xlsx” and the corresponding record layout and decode information (the “Initial Data File”) that the Servicer, on behalf of the Issuers, indicated contains information relating to certain equipment lease contracts and equipment loan contracts as of 31 August 2019 or the date in September 2019 on which the Servicer or Canadian Originator, as the case may be, acquired or funded the relevant equipment lease contract or equipment loan contract, as applicable, (collectively, the “Initial Cut‑Off Date”) and

ii.
Labeled “ABS 2019-2 Datatape #2 (9-13-19) Final (1).xlsx” and the corresponding record layout and decode information (the “Subsequent Data File,” together with the Initial Data File, the “Provided Data Files”) that the Servicer, on behalf of the Issuers, indicated contains information relating to certain equipment lease contracts and equipment loan contracts as of the applicable Initial Cut-Off Date,

b.	Imaged copies of:
i.
The loan and security agreement, promissory note, lease agreement, contribution agreement, security agreement, charter agreement, certificate of acceptance, payment schedule, amendment(s) and addendum(s) (as applicable and collectively, the “Contract Agreement”) and

ii.	Certain printed screen shots from the Servicer’s servicing system (the “System Screen Shots,” together with the Contract Agreement, the “Source Documents”)
that the Servicer, on behalf of the Issuers, indicated relate to the Contracts,
c.	The list of relevant characteristics on the Data File (as defined in Attachment A) (the “Compared Characteristics”), which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Issuers are responsible for the Provided Data Files, Source Documents, Compared Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files or Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Source Documents or any other information provided to us by the Servicer, on behalf of the Issuers, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuers, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Contracts,
iii.	Whether the originators of the Contracts complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Contracts that would be material to the likelihood that the issuers of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

14 October 2019

Attachment A
Procedures performed and our associated findings

1.
For each equipment lease contract and equipment loan contract on the Initial Data File and Subsequent Data File, we compared the identification numbers (the “Lease Numbers”), as shown on the Initial Data File, to the Lease Numbers, as shown on the Subsequent Data File, and noted that each Lease Number is unique.

2.
As instructed by the Servicer, on behalf of the Issuers, we combined the information on the Provided Data Files.  The Provided Data Files, as combined, is hereinafter referred to as the “Data File.”  The Servicer, on behalf of the Issuers, indicated that the equipment lease contracts and equipment loan contracts on the Data File are expected to be, and are hereinafter referred to as, the Contracts.

For the purpose of the procedures described in this report, the Contracts on the Data File are referred to as Contract Numbers 1 through 71.

3.
For each Contract on the Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Servicer, on behalf of the Issuers, described in the notes on Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuers, to use for each Compared Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Compared Characteristic	Data File Field Name	Source Document(s)	Note(s)

Lease Number	Identifiction Number	Contract Agreement or System Screen Shots	i.

Customer name	Customer Name	Contract Agreement	ii., iii.

Contract type	Contract Type	Contract Agreement	iv.

Commencement date	Commencement Date	Contract Agreement or System Screen Shots	ii., v., vi.

Contract term	CONTRACT.TERM	Contract Agreement or System Screen Shots	ii., vi., vii.

Termination date	TERM.DATE	(a) Contract Agreement or System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., viii.

Billing cycle	Billing Cycle	Contract Agreement or System Screen Shots	ii., vi., ix.

Equipment cost	Equipment Cost	Contract Agreement or System Screen Shots	ii., vi.

Contract payment amount	CONTRACT.PYMT	(a) Contract Agreement or System Screen Shots or (b) Contract Agreement and recalculation	ii., vi., x., xi., xii., xiii.

State	State	Contract Agreement or System Screen Shots	vi.

Balloon amount	Balloon	(a) Contract Agreement or System Screen Shots and recalculation or (b) Contract Agreement and recalculation	ii., vi., xiv.

Interest rate	Yield	(a) Contract Agreement or System Screen Shots or (b) System Screen Shots and recalculation	ii., vi., xv.

Paid to date	Invoice Due Date	System Screen Shots	xvi.

Last payment date	LAST.PYMT.DATE	System Screen Shots	xvi.

Residual	Residual	System Screen Shots	xvii.
Payments remaining	Payments to be Received	(a) System Screen Shots or (b) Contract Agreement and/or System Screen Shots and recalculation	ii., vi., xviii.

Exhibit 1 to Attachment A Page 2 of 8

Compared Characteristic	Data File Field Name	Source Document(s)	Note(s)

Remaining receivable balance	Remaining Receivable	(a) System Screen Shots or (b) Contract Agreement and recalculation	ii., vi., xvi., xix.

Industry (SIC description)	SIC.DESC	System Screen Shots	iii.

SIC code	SIC.CODE	System Screen Shots

Country	Country	Contract Agreement or System Screen Shots	ii., vi.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the indicated Compared Characteristic for each Contract, the applicable Source Document(s) may contain conflicting information relating to such indicated Compared Characteristic.  The Servicer, on behalf of the Issuers, instructed us to note agreement if the information on the Data File agreed to any of the information on the corresponding Source Document(s).  We performed no procedures to reconcile any conflicting information that exists in the Source Document(s) for any of the indicated Compared Characteristic.

iii.
For the purpose of comparing the indicated Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences that are due to abbreviations, truncations or punctuation (and in accordance with any other applicable notes).

Exhibit 1 to Attachment A Page 3 of 8

Notes:  (continued)

iv.
For each Contract with a contract type of “RA,” as shown on the Data File (each, a “Revolving Account Contract”), the Servicer, on behalf of the Issuers, instructed us not to compare the contract type Compared Characteristic.  For each remaining Contract (each, a “Non-Revolving Account Contract”), the Servicer, on behalf of the Issuers, instructed us to note agreement in accordance with the decode table that is shown below, as applicable:

Data File Value	Source Document Value
CS	Loan
LP	Lease
TL	Lease
XX	Lease

v.
For the purpose of comparing the commencement date Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to use the Contract Agreement or System Screen Shots as the Source Document (as applicable and in accordance with any other applicable notes).

For the purpose of comparing the commencement date Compared Characteristic for each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to use the 1st interest date or commencement, as shown on the System Screen Shots (and in accordance with any other applicable notes).

For the purpose of comparing the commencement date Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/‑ 2 days or less.

vi.
For the purpose of comparing the indicated Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, provided one or more of the indicated Source Documents.  The Servicer, on behalf of the Issuers, instructed us to note agreement if the information on the Data File agreed to the corresponding information on at least one such Source Document (and in accordance with any other applicable notes).  We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Compared Characteristic.

vii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the contract term Compared Characteristic.

Exhibit 1 to Attachment A Page 4 of 8

Notes:  (continued)

viii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the termination date Compared Characteristic.

For the purpose of comparing the termination date Compared Characteristic for each Non‑Revolving Account Contract (except for the Contracts indicated in the succeeding paragraph of this note viii.), the Servicer, on behalf of the Issuers, instructed us to note agreement if the month and year of the termination date, as shown on the Data File, agrees with the month and year of the termination date, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

For the purpose of comparing the termination date Compared Characteristic for each Non‑Revolving Account Contract that does not have the termination date specifically stated on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuers, instructed us to recalculate the termination date by adding:
a.	The number of months represented by the contract term, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), to
b.	The commencement date, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

ix.
For the purpose of comparing the billing cycle Compared Characteristic for each Contract, the Servicer, on behalf of the Issuers, instructed us to note agreement with a billing cycle of “Monthly,” as shown on the Data File, if:

a.	There is more than one billing cycle, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), and
b.	The contract payment amount value is “Various,” as shown on the Data File.

x.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the contract payment amount Compared Characteristic.

For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/‑ $1.00.

Exhibit 1 to Attachment A Page 5 of 8

Notes:  (continued)

x.  (continued)

For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract that does not have the contract payment amount specifically stated on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes) (each, a “Recalculated Contract Payment Contract”), the Servicer, on behalf of the Issuers, instructed us to recalculate the contract payment amount by multiplying the:
a.	Lessor’s cost by
b.	Rental factor,
both as shown on the Contract Agreement.

xi.
For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract with one billing cycle, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes) (except for the Recalculated Contract Payment Contracts) (each, a “Static Payment Contract”), the Servicer, on behalf of the Issuers, instructed us to deduct any sales tax from the corresponding contract payment amount, both as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes).

xii.
For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract with more than one billing cycle, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), or more than one contract payment amount, as shown on the Contract Agreement (except for the Recalculated Contract Payment Contracts and Static Payment Contracts) (each, a “Varying Payment Contract”), the Servicer, on behalf of the Issuers, instructed us to note agreement with a contract payment amount of “Various,” as shown on the Data File.

xiii.
For the purpose of comparing the contract payment amount Compared Characteristic for each Non-Revolving Account Contract (except for the Recalculated Contract Payment Contracts, Static Payment Contracts and Varying Payment Contracts), the Servicer, on behalf of the Issuers, instructed us to recalculate the contract payment amount using the PMT function in Excel and the:

a. Loan amount,
b. Interest rate and
c. Amortization term,
all as shown on the Contract Agreement.

Exhibit 1 to Attachment A Page 6 of 8

Notes:  (continued)

xiv.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the balloon amount Compared Characteristic.

For each Non-Revolving Account Contract with a residual value greater than “0.00,” as shown on the Data File, the Servicer, on behalf of the Issuers, instructed us not to compare the balloon amount Compared Characteristic.

For the purpose of comparing the balloon amount Compared Characteristic for each Non‑Revolving Account Contract with a balloon amount value greater than “0.00,” as shown on the Data File (each, a “Balloon Contract”), the Servicer, on behalf of the Issuers, instructed us to use the Contract Agreement or System Screen Shots as the Source Document (as applicable and in accordance with any other applicable notes and the additional instructions described in the subsequent paragraphs of this note xiv.).

For each Balloon Contract that has a balloon amount due in the same month and year as the month and year of the final contract payment, both as shown on the Contract Agreement (each a “Recalculated Balloon Contract”), the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount by adding the:
a.	Contract payment amount and
b.	Balloon amount,
both as shown on the Contract Agreement (and in accordance with any other applicable notes).

For each Balloon Contract (except the Recalculated Balloon Contracts) that does not have a balloon amount specifically stated on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuers, instructed us to recalculate the balloon amount by multiplying the:
a.	Lessor’s cost by
b.	Applicable extension rate,
both as shown on the Contract Agreement.

For the purpose of this procedure, the Servicer, on behalf of the Issuers, instructed us to:
a.	Deduct any overage charges from the corresponding balloon amount, both as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), and
b.	Ignore differences of +/- 5% or less (calculated as a percentage of the balloon amount, as shown on the Data File).

For the purpose of comparing the balloon amount Compared Characteristic for each Contract that is not a Revolving Account Contract or Balloon Contract, the Servicer, on behalf of the Issuers, instructed us to use “0.00” for the balloon amount.

Exhibit 1 to Attachment A Page 7 of 8
Notes:  (continued)

xv.
For the purpose of comparing the interest rate Compared Characteristic for each contract for which the interest rate, as shown on the System Screen Shots or Contract Agreement (and in accordance with any other applicable notes), does not agree with the interest rate, as shown on the Data File, the Servicer, on behalf of the Issuers, instructed us to recalculate the interest rate by adding the:

a.	Interest rate and
b.	Blended yield,
both as shown on the System Screen Shots.

xvi.
The Servicer, on behalf of the Issuers, indicated that certain of the System Screen Shots contained account activity which occurred after the applicable Initial Cut-Off Date.  For the purpose of comparing the indicated Compared Characteristic for each Contract, as applicable, the Servicer, on behalf of the Issuers, instructed us to only consider account activity shown on the System Screen Shots which occurred on or prior to the applicable Initial Cut-Off Date.

xvii.	For each Revolving Account Contract or Balloon Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the residual Compared Characteristic.

For the purpose of comparing the residual Compared Characteristic for each Non‑Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us to ignore differences of +/‑ $1.00.

xviii.	For each Revolving Account Contract, the Servicer, on behalf of the Issuers, instructed us not to compare the payments remaining Compared Characteristic.

For the purpose of comparing the payments remaining Compared Characteristic for each Non‑Revolving Account Contract for which the payments remaining, as shown on the System Screen Shots (and in accordance with any other applicable notes), does not agree with the payments remaining, as shown on the Data File, the Servicer, on behalf of the Issuers, instructed us to recalculate the payments remaining as the difference between the:
a.	Contract term, as shown on the Contract Agreement or System Screen Shots (as applicable and in accordance with any other applicable notes), and
b.	Payments made, as shown on the System Screen Shots.

Exhibit 1 to Attachment A Page 8 of 8
Notes:  (continued)

xix.
For the purpose of comparing the remaining receivable balance Compared Characteristic for each Contract for which the remaining receivable balance, as shown on the System Screen Shots, does not agree with the remaining receivable balance, as shown on the Data File (as applicable and in accordance with any other applicable notes), the Servicer, on behalf of the Issuers, instructed us to recalculate the remaining receivable balance as the sum of the remaining scheduled payments, as shown on the Contract Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Servicer, on behalf of the Issuers, that are described in the notes above